Redeemable Preferred Shares and Convertible Bond - Summary Of Group's Redeemable Preferred Shares Activities (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares		¥ 458,901
Series A Preferred Stock [Member]
Balances as of January 1		¥ 84,072	¥ 78,390	¥ 73,225
Balances as of January 1, Shares		204,022,000	204,022,000	204,022,000
Redeemable Preferred Shares redemption value accretion		¥ 788	¥ 5,682	¥ 5,165
Issuance of Redeemable Preferred Shares, Shares	105,122,000
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares		¥ (84,860)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares		(204,022,000)
Balances as of December 31		¥ 0	¥ 84,072	¥ 78,390
Balances as of December 31, Shares		0	204,022,000	204,022,000
Series B Preferred Stock [Member]
Balances as of January 1		¥ 261,272	¥ 241,918	¥ 223,998
Balances as of January 1, Shares		185,512,580	185,512,580	185,512,580
Redeemable Preferred Shares redemption value accretion		¥ 2,634	¥ 19,354	¥ 17,920
Issuance of Redeemable Preferred Shares, Shares	185,512,580
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares		¥ (263,906)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares		(185,512,580)
Balances as of December 31		¥ 0	¥ 261,272	¥ 241,918
Balances as of December 31, Shares		0	185,512,580	185,512,580
Series B+ redeemable preferred shares [Member]
Balances as of January 1		¥ 81,654	¥ 75,606	¥ 70,005
Balances as of January 1, Shares		43,937,180	43,937,180	43,937,180
Redeemable Preferred Shares redemption value accretion		¥ 701	¥ 6,048	¥ 5,601
Issuance of Redeemable Preferred Shares, Shares	43,937,180
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares		¥ (82,355)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares		(43,937,180)
Balances as of December 31		¥ 0	¥ 81,654	¥ 75,606
Balances as of December 31, Shares		0	43,937,180	43,937,180
Series B++ redeemable preferred shares [Member]
Balances as of January 1		¥ 27,629	¥ 25,859
Balances as of January 1, Shares		16,574,460	16,574,460
Redeemable Preferred Shares redemption value accretion		¥ 151	¥ 1,770	¥ 432
Issuance of Redeemable Preferred Shares				¥ 25,427
Issuance of Redeemable Preferred Shares, Shares	16,574,460			16,574,460
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares		¥ (27,780)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares		(16,574,460)
Balances as of December 31		¥ 0	¥ 27,629	¥ 25,859
Balances as of December 31, Shares		0	16,574,460	16,574,460